Summarized Financial Information of Partnership's Equity Method Investments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Investments	$ 602,959,508	$ 604,290,012	$ 525,653,466
Other Assets	27,361,337	27,219,496	27,671,671
Total Assets	40,287,530	42,524,227
Debt	173,174,391	180,567,484	129,231,723
Other Liabilities	17,310,463	16,784,160	15,396,209
Total Liabilities	22,212,316	22,843,160
Equity	16,896,141	17,966,061
Total Liabilities and Equity	40,287,530	42,524,227
Interest Income	15,365,167	10,710,250	5,651,194
Other Income	12,624,222	11,234,218	7,056,829
Interest Expense	(10,544,320)	(5,858,713)	(2,263,947)
Other Expenses	(16,302,049)	(14,781,201)	(9,625,832)
Net Realized and Unrealized Gain (Losses) from Investments	9,329,723	9,106,388	83,141,991
Net Income (Loss)	2,444,253	2,988,909	12,374,995
Equity Method Investment, Nonconsolidated Investee, Other [Member]
Schedule of Equity Method Investments [Line Items]
Total Assets	630,320,845	631,509,508	553,325,137
Total Liabilities	190,484,854	197,351,644	144,627,932
Equity	439,835,991	434,157,864	408,697,205
Total Liabilities and Equity	630,320,845	631,509,508	553,325,137
Net Income (Loss)	10,472,743	10,410,942	83,960,235
RealEstateFunds
Schedule of Equity Method Investments [Line Items]
Investments	283,919,193	295,985,447	241,808,879
Other Assets	12,496,703	13,601,083	13,463,009
Debt	113,462,431	118,075,949	76,760,932
Other Liabilities	7,365,824	7,735,780	6,999,032
Interest Income	4,673,775	2,917,115	1,422,743
Other Income	10,786,480	9,432,802	6,115,960
Interest Expense	(6,614,272)	(3,644,118)	(1,475,065)
Other Expenses	(11,705,874)	(11,089,520)	(6,847,739)
Net Realized and Unrealized Gain (Losses) from Investments	(7,330,220)	7,807,056	31,078,396
RealEstateFunds | Equity Method Investment, Nonconsolidated Investee, Other [Member]
Schedule of Equity Method Investments [Line Items]
Total Assets	296,415,896	309,586,530	255,271,888
Total Liabilities	120,828,255	125,811,729	83,759,964
Equity	175,587,641	183,774,801	171,511,924
Total Liabilities and Equity	296,415,896	309,586,530	255,271,888
Net Income (Loss)	(10,190,111)	5,423,335	30,294,295
Private Equity
Schedule of Equity Method Investments [Line Items]
Investments	196,798,070	190,972,309	183,955,290
Other Assets	5,514,318	3,529,890	6,254,375
Debt	22,205,324	23,197,140	21,155,516
Other Liabilities	2,791,378	2,187,967	4,041,524
Interest Income	1,779,971	2,017,933	1,640,406
Other Income	1,130,841	1,047,067	542,022
Interest Expense	(1,340,522)	(761,405)	(359,017)
Other Expenses	(2,631,916)	(2,246,183)	(1,799,545)
Net Realized and Unrealized Gain (Losses) from Investments	12,955,425	2,252,738	45,736,918
Private Equity | Equity Method Investment, Nonconsolidated Investee, Other [Member]
Schedule of Equity Method Investments [Line Items]
Total Assets	202,312,388	194,502,199	190,209,665
Total Liabilities	24,996,702	25,385,107	25,197,040
Equity	177,315,686	169,117,092	165,012,625
Total Liabilities and Equity	202,312,388	194,502,199	190,209,665
Net Income (Loss)	11,893,799	2,310,150	45,760,784
Credit & Insurance
Schedule of Equity Method Investments [Line Items]
Investments	91,574,839	87,362,311	68,426,090
Other Assets	4,995,562	6,345,260	5,412,041
Debt	37,327,026	39,049,599	30,792,984
Other Liabilities	4,008,215	5,644,625	3,159,548
Interest Income	8,890,426	5,764,150	2,584,486
Other Income	324,061	690,193	306,490
Interest Expense	(2,583,654)	(1,450,447)	(427,459)
Other Expenses	(1,691,066)	(1,303,902)	(828,689)
Net Realized and Unrealized Gain (Losses) from Investments	1,124,916	(1,330,895)	3,562,579
Credit & Insurance | Equity Method Investment, Nonconsolidated Investee, Other [Member]
Schedule of Equity Method Investments [Line Items]
Total Assets	96,570,401	93,707,571	73,838,131
Total Liabilities	41,335,241	44,694,224	33,952,532
Equity	55,235,160	49,013,347	39,885,599
Total Liabilities and Equity	96,570,401	93,707,571	73,838,131
Net Income (Loss)	6,064,683	2,369,099	5,197,407
Multi Asset Investing
Schedule of Equity Method Investments [Line Items]
Investments	30,667,406	29,969,945	31,463,207
Other Assets	4,354,754	3,743,263	2,542,246
Debt	179,610	244,796	522,291
Other Liabilities	3,145,046	1,215,788	1,196,105
Interest Income	20,995	11,052	3,559
Other Income	382,840	64,156	92,357
Interest Expense	(5,872)	(2,743)	(2,406)
Other Expenses	(273,193)	(141,596)	(149,859)
Net Realized and Unrealized Gain (Losses) from Investments	2,579,602	377,489	2,764,098
Multi Asset Investing | Equity Method Investment, Nonconsolidated Investee, Other [Member]
Schedule of Equity Method Investments [Line Items]
Total Assets	35,022,160	33,713,208	34,005,453
Total Liabilities	3,324,656	1,460,584	1,718,396
Equity	31,697,504	32,252,624	32,287,057
Total Liabilities and Equity	35,022,160	33,713,208	34,005,453
Net Income (Loss)	$ 2,704,372	$ 308,358	$ 2,707,749